Commitments	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments

Note 14 Commitments

(A)	Operating Lease

In January 2014, the Company executed a thirty-nine month lease for a corporate headquarters. The Company paid a security deposit of $27,020. The lease expires in April 2017

In October 2014, the Company executed a fifty-three month lease for a new corporate headquarters with a base rent of $97,266 escalating annually through 2019. The Company paid a security deposit of $1,914.

In September 2015, the Company amended the current lease for a smaller space at the same terms.

In October 2014, the Company entered into a sublease agreement to sublease its previous office space through November 2016. In connection with the sublease, the Company collected $34,981 as a security deposit.

One June 20, 2017, the Company extended the operating lease for its corporate headquarters in conjunction with the acquisition of additional space. The new lease is effective on July 1, 2017 and expires on September 30, 2020.

The minimum rent obligations are approximately as follows:

Minimum
Year	Obligation
2017	$18,764
2018	76,179
2019	78,467
2020	60,320
$233,731

(B)	Chief Executive Officer Agreement

In November 2014, the Company entered into an employment agreement with John Campi, its Chief Executive Officer. In addition to salary, the agreement provided for the issuance of 750,000 restricted shares of the Company’s common stock to him, which vested and were issued as follows: 250,000 shares after the first 6 months of employment and 500,000 additional shares at December 31, 2015. Under terms of the agreement the executive would receive additional compensation in the form of stock options to purchase shares of Company stock equal to 0.5% of quarterly net income. The strike price of the options will be established at the time of the grant. The options will vest in twelve months and expire after sixty months. In addition to the stock options compensation, the executive will receive cash compensation equal to 0.5% of annual sales up to $20 million and 0.25% for annual sales $20 million and 3% of annual net income. The 750,000 shares were issued in 2016 and valued at $0.625 per share.

On September 1, 2016, the Company entered into a new employment agreement with its Chief Executive Officer. The agreement provides for a base salary of $150,000; 120,000 shares of The Company’s common stock in a “Sign on Bonus” which will vest December 31, 2017; 0.25% of annual gross sales and 3% of annual adjusted gross income in cash compensation and 0.50% of quarterly net income in options, the strike price to be determined at the time of grant. Such options will expire 5 years after issuance.

For the three-months and six-months ended June 30, 2017 Mr. Campi earned approximately $4,660 and $10,990, respectively, and for the three-months and six-months ended June 30, 2016 $9,112 and $17,575, respectively, under this and the predecessor agreement associated with performance pay as noted above.

(C)	Executive Chairman Agreement

The Company entered into a three year consulting agreement with a director which was terminated effective September 1, 2016, and carries an annual payment of $150,000 cash, stock or five year options equal to 0.5% of the Company’s annual net sales. For the three-months and six-months ended June 30, 2017, Mr. Kohen earned approximately $9,321 and $21,981, respectively, and for the three-months and six-months ended June 30, 2016, he earned $9,112 and $17,575, respectively, under this and the predecessor agreement associated with performance pay as noted above. No stock or options have been issued in association with this agreement.

On September 1, 2016, the Company modified the above consulting agreement. The compensation was changed to $250,000 per annum, an annual grant of 340,000 shares of the Company’s common stock, which vest in its entirety January 1, 2019, and stock options equal to 0.50% of the Company’s gross revenue with five year vesting. In addition, the Chairman was granted a “Sign on Bonus” of 120,000 shares of the Company’s common stock which will vest January 1, 2020, and a supplemental bonus of options which is tied to the performance of the Company’s common stock.

(D)	Employee Agreement – President

On August 17, 2016, the Company entered into an Employment Agreement with Mark Wells, its President. Mr. Wells receives a salary of $250,000; 1,025,000 shares in the Company’s common stock which will vest in its entirety January 1, 2019; 0.25% of the Company’s net revenue and a “Sign-on Bonus” of 120,000 shares of the Company’s common stock which vests January 1, 2018. Mr. Wells earned $4,660 and $10,990 for the three-months and six-months ended June 30, 2017, respectively, under this employment agreement associated with performance pay as noted above.

(E)	Employee Agreement – Chief Operating Officer

Effective July 1, 2016, the Company entered into an Executive Employment Agreement with Patricia Barron, its Chief Operations Officer. Ms. Barron receives a base salary of $120,000 per year and incentive compensation equal to 0.25% of the Company’s net revenue paid in cash. Ms. Barron earned approximately $4,660 and $10,990 for the three-months and six-months ended June 30, 2017, respectively associated, with performance pay as noted above.

Note 14 Commitments

(A)	Operating Lease

In January 2014, the Company executed a 39 month lease for a corporate headquarters. The Company paid a security deposit of $27,020. The lease expires April, 2017

In October, 2014, the Company executed a 53 month lease for a new corporate headquarters with a base rent of $97,266 escalating annually through 2019. The Company paid a security deposit of $1,914.

In September, 2015 the Company amended the current lease for a smaller space at the same terms.

In October, 2014, the Company entered into a sublease agreement to sublease its previous office space through November 2016. In connection with the sublease, the Company collected $34,981 as a security deposit.

The minimum rent obligations are approximately as follows:

	Minimum	Sublease	Net
Year	Obligation	Rentals	Obligation
2017	44,463	-	44,463
2018	22,989	-	22,989
2019	7,872	-	7,872
Total	$75,324	$-	$75,324

(B)	Employment Agreement – Chief Executive Officer

In November 2014, the Company entered into an employment agreement with its new Chief Executive Officer. In addition to salary, the agreement provided for the issuance of 750,000 restricted shares of the Company’s common stock to him, which vested and were issued as follows: 250,000 shares after the first 6 months of employment and 500,000 additional shares at December 31, 2015. Under terms of the agreement the executive would receive additional compensation in the form of stock options to purchase shares of Company stock equal to one half of one percent (0.5%) of quarterly net income. The strike price of the options will be established at the time of the grant. The options will vest in twelve months and expire after sixty months. In addition to the stock options compensation, the executive will receive cash compensation equal to one half of one percent (0.5%) of annual sales up to $20 million and one quarter of one percent (0.25%) for annual sales $20 million and 3% of annual net income. These 750,000 shares were issued in 2016 and valued at $0.625 per share.

On September 1, 2016, the Company entered into a new employment agreement with Mr. Campi. The agreement provides for a base salary of $150,000; 120,000 shares of The Company’s common stock in a “Sign on Bonus” which will vest December 31, 2017; 0.25% of annual gross sales and 3% of annual adjusted gross income in cash compensation and 0.50% of quarterly net income in options, the strike price to be determined at the time of grant. Such options will expire 5 years after issuance.

For the twelve months ended December 31, 2016 and 2015, Mr. Campi earned approximately $31,600 and $14,400 respectively, under this agreement. No stock or options have been issued.

(C)	Chairman Agreement

The Company has a 3-year consulting agreement with a director which expires in November 2016, and carries an annual payment of $150,000 cash, stock or 5 year options equal to one half of one percent (0.5%) of the Company’s annual net sales. For the twelve months ended December 31, 2016 and 2015, Mr. Kohen earned approximately $35,400 and $14,400, respectively, under this agreement. No stock or options have been issued.

On September 1, 2016, the Company modified the above agreement. The compensation was changed to $250,000 per annum, an annual grant of the Company’s common stock of 340,000 shares which vest in its entirety January 1, 2019; Stock options equal to 0.50% of the Company’s gross revenue with 5-year vesting. In addition, the Chairman was granted a “Sign on Bonus” of 120,000 shares of the Company’s common stock which will vest January 1, 2020 and a supplemental bonus of options which is tied to the stock performance of the Company.

(D)	Employee Agreement - President

On August 16, 2017, the Company entered into an Employment Agreement with Mark Wells, its new President. Mr Wells receives a salary of $250,000; 1,025,000 shares in the Company’s common stock which will vest in its entirety January 1, 2019; 0.25% of the Company’s net revenue and a “Sign on Bonus” of 120,000 shares of the Company’s common stock which vests January 1, 2017. For the twelve months ended December 31, 2016, Mr. Wells earned $3,800 under his employment agreement and $10,000 in commissions pursuant to the terms of a Consulting Agreement, dated June 1, 2015, between the Company and Mr. Wells, whereby Mr. Wells provided independent sales consultant services.

(D)	Employment Agreement – Chief Operating Officer

Effective July 1, 2016, the Company entered into an Executive Employment Agreement with Patricia Barron, its Chief Operations Officer. Ms. Barron receives a base salary of $120,000 per year and incentive compensation equal to 0.25% of the Company’s net revenue paid in cash. For the twelve months ended December 31, 2016, Ms. Barron earned approximately $17,700 under this agreement.